EMPLOYEE BENEFITS - Summary of additional information regarding plan (Details) (Multi-employer defined benefit pension plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Multi-employer defined benefit pension plan
Multiemployer Plans [Line Items]
Legal Name Of Plan	Pentegra Defined Benefit Plan for Financial Institutions
Plan Employer Identification Number	135645888
The Company's Contribution for the year ended September 30, 2012	$ 980,000
Are Company's Contributions more than 5% of total contributions	No
Funded Status	100.09%